STOCKHOLDERS' EQUITY (Q1) (Details) - $ / shares	Mar. 31, 2024		Mar. 25, 2024	Jan. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 31, 2022	Oct. 31, 2021	Feb. 08, 2021
Stockholders' Equity [Abstract]
Common shares, shares authorized (in shares)	999,000,000			1,000,000,000	999,000,000	120,000,000	120,000,000	110,000,000	11,000
Common shares, par value (in dollars per share)	$ 0.0001			$ 0.000001	$ 0.0001	$ 0.000001	$ 0.000001	$ 0.000001	$ 0.000001
Common shares, shares issued (in shares)	136,700,583			100,000,000	87,500,000	100,000,000	100,000,000	100,000,000	10,000
Common shares, shares outstanding (in shares)	136,700,583	[1]		100,000,000	87,500,000	100,000,000	100,000,000	100,000,000	10,000
Common stock, shares reclassified (in shares)								10,000
Capital stock authorized (in shares)			1,000,000,000						11,000
Capital shares, par value (in dollars per share)			$ 0.0001
Common Stock [Member]
Stockholders' Equity [Abstract]
Capital stock authorized (in shares)			999,000,000
Preferred Stock [Member]
Stockholders' Equity [Abstract]
Capital stock authorized (in shares)			1,000,000
Equity Incentive Plan [Member]
Stockholders' Equity [Abstract]
Common shares, shares authorized (in shares)				100,000,000			7,500,000	7,500,000	1,000

[1]	Excludes 4,667,033 shares not outstanding and held in escrow